Accounting policies and method of measurement (Details 1)	Dec. 31, 2022
Accounting Policies And Method Of Measurement
Until 3 months	0.94%
From 3 to 12 months	4.00%
From 1 to 3 years	3.00%
From 3 to 5 years	3.00%
More than 5 years	3.00%